LOSS PER SHARE - Schedule of Shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Weighted average number of ordinary shares in computation of basic loss per share (in shares)	14,755	13,249	11,740
Weighted average number of ordinary shares used in calculating diluted loss per share (in shares)	14,755	13,249	11,740